Fair Value Measurements (Detail 1)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Fair Value Of Derivative Liability [Line Items]
Expected volatility	65.00%	60.00%
Risk free rate	0.86%	1.31%
Dividend yield	0.00%	0.00%
Expected term (in years)	2 years 9 months 26 days	3 years 26 days